Consolidated statement of changes in equity of Aegon N.V. - EUR (€) € in Millions	Total	Share capital [member]	Retained earnings [member]	Retained earnings [member] Voluntary changes in accounting policy [member]	Revaluation reserves [member]	Revaluation reserves [member] Voluntary changes in accounting policy [member]	Remeasurement of defined benefit plans [member]	Other reserves [member]	Other equity instruments [member]	Issued capital and reserves [member]	Issued capital and reserves [member] Voluntary changes in accounting policy [member]	Non-controlling interests [member]	Non-controlling interests [member] Voluntary changes in accounting policy [member]
Beginning balance (Restated [member]) at Dec. 31, 2017	€ 24,074	€ 8,053	€ 9,368		€ 4,899		€ (1,669)	€ (390)	€ 3,794	€ 24,054		€ 20
Beginning balance at Dec. 31, 2017	24,079	8,053	9,374	€ (6)	4,898	€ 1	(1,669)	(390)	3,794	24,059	€ (5)	20	€ (5)
Net income/(loss)	707		706							706		1
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(32)				(32)					(32)
Remeasurements of defined benefit plans	(134)						(134)			(134)
Income tax relating to items that will not be reclassified	(8)				7		(15)			(8)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	(2,144)				(2,144)					(2,144)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	66				66					66
Changes in cash flow hedging reserve	5				5					5
Movements in foreign currency translation and net foreign investment hedging reserves	602				119		(32)	515		602
Equity movements of joint ventures	9							9		9
Equity movements of associates	(1)							(1)		(1)
Disposal of group assets	36							36		36
Income tax relating to items that may be reclassified	494				515			(20)		494
Other	(2)		(3)							(3)		1
Total other comprehensive income / (loss)	(1,109)		(3)		(1,464)		(182)	539		(1,110)		1
Total comprehensive income / (loss)	(402)		704		(1,464)		(182)	539		(403)		2
Issuance and purchase of treasury shares	14		14							14
Issuance and redemption of other equity instruments	(468)		2						(471)	(468)
Dividends paid on common shares	(573)	(244)	(329)							(573)
Dividend withholding tax reduction	1		1							1
Coupons on perpetual securities	(102)		(102)							(102)
Coupons on non-cumulative subordinated notes	(11)		(11)							(11)
Incentive plans	(2)								(2)	(2)
Ending balance (Restated [member]) at Dec. 31, 2018	22,487	7,808	9,604		3,435		(1,850)	149	3,320	22,466		22
Ending balance at Dec. 31, 2018	22,531	7,808	9,648		3,435		(1,850)	149	3,320	22,510		22
Mandatory change in accounting policy	(44)		(44)							(44)
Net income/(loss)	1,236		1,235							1,235
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(4)		32		(36)					(4)
Remeasurements of defined benefit plans	(612)						(612)			(612)
Income tax relating to items that will not be reclassified	92		(7)		8		90			92
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	3,477				3,477					3,477
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	(412)				(412)					(412)
Changes in cash flow hedging reserve	(8)				(8)					(8)
Movements in foreign currency translation and net foreign investment hedging reserves	314				37		(25)	302		314
Equity movements of joint ventures	8							8		8
Equity movements of associates	4							4		4
Disposal of group assets	(1)							(1)		(1)
Income tax relating to items that may be reclassified	(634)				(629)			(5)		(634)
Other	13		15							15		(2)
Total other comprehensive income / (loss)	2,237		40		2,438		(547)	307		2,239		(2)
Total comprehensive income / (loss)	3,473		1,276		2,438		(547)	307		3,474		(1)
Shares issued	1	1								1
Issuance and purchase of treasury shares	(30)		(30)							(30)
Issuance and redemption of other equity instruments	(825)		(81)						(744)	(825)
Dividends paid on common shares	(583)	(273)	(309)							(583)
Coupons on perpetual securities	(88)		(88)							(88)
Incentive plans	(3)		2						(5)	(3)
Ending balance at Dec. 31, 2019	24,433	7,536	10,374		5,873		(2,397)	456	2,571	24,413		20
Net income/(loss)	(135)		(146)							(146)		11
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	20				20					20
Remeasurements of defined benefit plans	(360)						(360)			(360)
Income tax relating to items that will not be reclassified	138				(2)		140			138
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	2,990				2,990					2,990
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	13				13					13
Changes in cash flow hedging reserve	(247)				(247)					(247)
Movements in foreign currency translation and net foreign investment hedging reserves	(1,489)				(556)		83	(1,015)		(1,489)
Equity movements of joint ventures	12							12		12
Equity movements of associates	7							7		7
Disposal of group assets	(8)				0			(7)		(8)
Income tax relating to items that may be reclassified	(616)				(610)			(7)		(616)
Other	47		2					1		3		44
Total other comprehensive income / (loss)	507		2		1,607		(137)	(1,009)		462		44
Total comprehensive income / (loss)	372		(144)		1,607		(137)	(1,009)		316		55
Shares withdrawn		(3)	3
Issuance and purchase of treasury shares	3		3							3
Dividends paid on common shares	(118)	(54)	(64)							(118)
Dividend withholding tax reduction	1		1							1
Coupons on perpetual securities	(38)		(38)							(38)
Incentive plans	8		10						(3)	8
Ending balance at Dec. 31, 2020	€ 24,661	€ 7,480	€ 10,145		€ 7,480		€ (2,534)	€ (553)	€ 2,569	€ 24,586		€ 75